UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period
from June 26, 2014 to July 28, 2014

Commission File Number of issuing entity: 333-171055-01

CITIBANK CREDIT CARD ISSUANCE TRUST

(Issuing Entity in respect of the Notes)
(Exact name of issuing entity as specified in its charter)

DELAWARE (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of issuing entity: 333-171055-02

CITIBANK CREDIT CARD MASTER TRUST I

(Issuing Entity in respect of the Collateral Certificate)
(Exact name of issuing entity as specified in its charter)

NEW YORK (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of sponsor and depositor: 333-171055-03

CITIBANK, N.A.
(Exact name of sponsor and depositor as specified in its charter)

13-5266470 (I.R.S. Employer Identification No.)
c/o CITIBANK, N.A.
701 East 60th Street North,
Mail Code 1251
Sioux Falls, South Dakota	57117
(Address of principal executive	(Zip Code)
offices of issuing entities)

(605) 331-2626
(Telephone number, including area code)
NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to
	Section	Section	Section	Name of exchange
Title of class	12(b)	12(g)	15(d)	(If Section 12(b))
Citiseries, Class A notes			[X]
Citiseries, Class B notes			[X]
Citiseries, Class C notes			[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X  No

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is provided below and in the report attached hereto as Exhibit 99. This report is the monthly report of Citibank Credit Card Issuance Trust containing information regarding the notes of the Citiseries, the Citibank Credit Card Master Trust I's  assets and the collateral certificate for the due period ending July 28, 2014 and the related payment dates for the notes delivered pursuant to Section 907 of the Indenture.

The issuance trust has issued Class A notes, Class B notes and Class C notes of the Citiseries pursuant to an Indenture between the issuance trust and Deutsche Bank Trust Company Americas, as trustee. Principal payments on Class B notes of the Citiseries are subordinated to payments on Class A notes of that series, and principal payments on Class C notes of the Citiseries are subordinated to payments on Class A and Class B notes of that series.

The issuance trust's primary asset - and its primary source of funds for the payment of principal of and interest on the notes - is a collateral certificate issued by the master trust to the issuance trust. The collateral certificate represents an undivided interest in the assets of the master trust. The master trust assets consist primarily of credit card receivables arising in a portfolio of revolving credit card accounts.

During the due period ending July 28, 2014 no master trust assets were the subject of a demand to repurchase or replace for breach of the representations and warranties in the underlying transaction agreements. The most recent Form ABS-15G filed by Citibank, N.A. was filed on February 14, 2014 under CIK number 0001541816.

For the definitions or descriptions of certain terms used in the attached report, as well as a description of the allocation and payment priorities and subordination provisions applicable to the notes of the Citiseries, see the Prospectus included in the issuance trust's Registration Statement on Form S-3 (File No. 333-171055-01), as amended or supplemented to the date hereof.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

On July 18, 2014, the United States District Court for the Eastern District of New York denied defendants’, including Citigroup Inc. and certain of its subsidiaries, including Citibank, N.A. (collectively Citigroup), motions to dismiss complaints filed by opt-out merchants in IN RE PAYMENT CARD INTERCHANGE FEE AND MERCHANT DISCOUNT ANTITRUST LITIGTATION. Two of the opt-out suits, 7-ELEVEN, INC., ET AL. v. VISA INC., ET AL. and SPEEDY STOP FOOD STORES, LLC, ET AL. v. VISA INC., ET AL. name Citigroup as a defendant. Additional information concerning these actions is publicly available in court filings under the docket numbers 05-md-1720 (E.D.N.Y.) (Gleeson, J.); 13-cv-4442 (S.D.N.Y.) (Hellerstein, J.), and 13-10-75377A (Tex. Dist. Ct.).

Deutsche Bank Trust Company Americas ("DBTCA"), the trustee of the Citibank Credit Card Issuance Trust and the Citibank Credit Card Master Trust I, has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities (“RMBS”) trusts. On June 18, 2014, a group of investors filed a civil action against DBTCA and Deutsche Bank National Trust Company ("DBNTC") in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA's and DBNTC’s alleged failure to perform their duties as trustees for the trusts. An amended complaint was filed on July 16, 2014, adding five plaintiffs and 15 RMBS trusts to the action. DBTCA is reviewing these newly-filed pleadings.

Note that in connection with its role as trustee of certain RMBS transactions, Citibank, N.A. has been named as a defendant in the same and similar civil litigation as DBTCA and DBNTC. A group of investors in 48 private-label RMBS trusts for which Citibank, N.A. served or currently serves as trustee filed a civil action on June 18, 2014 against Citibank in the Supreme Court of the State of New York in BLACKROCK ALLOCATION TARGET SHARES: SERIES S. PORTFOLIO, ET AL. v. CITIBANK, N.A. asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the RMBS trusts. Additional information concerning this action is publicly available in court filings under the docket number 651868/2014 (N.Y. Sup. Ct.) (Friedman, J.). On June 27, 2014, a separate group of MBS investors filed a summons with notice in FEDERAL HOME LOAN BANK OF TOPEKA, ET AL. v. CITIBANK, N.A. The summons with notice alleges that Citibank, N.A., as trustee for an unspecified number of MBS, failed to pursue remedies on behalf of the securitization trusts. Additional information concerning this action is publicly available in court filings under the docket number 651973/2014 (N.Y. Sup. Ct.). These litigation matters relating to Citibank, N.A.’s role as trustee of certain RMBS transactions are not expected to materially affect Citibank’s ability to perform its duties as they relate to the Citibank Credit Card Issuance Trust and the Citibank Credit Card Master Trust I, including as Sponsor, Depositor, Managing Beneficiary, Servicer and Paying Agent.

Item 3. Sales of Securities and Use of Proceeds.

On July 23, 2014, the issuance trust issued and sold to Citibank, N.A. a tranche of Notes of the Citiseries entitled Floating Rate Class 2014-B4 Notes of July 2015 (Legal Maturity Date July 2017) in the principal amount of $335,000,000. The sale of the Class 2014-B4 Notes was exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(2) thereof.

On July 23, 2014, the issuance trust issued and sold to Citibank, N.A. a tranche of Notes of the Citiseries entitled Floating Rate Class 2014-C4 Notes of July 2015 (Legal Maturity Date July 2017) in the principal amount of $450,000,000. The sale of the Class 2014-C4 Notes was exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(2) thereof.

Information about sales of securities by the issuance trust during the period covered by this report have been previously reported in  a prospectus filed pursuant to rule 424(b)(2) on June 30, 2014 and forming a part of the issuance trust's Registration Statement on Form S-3 (File No. 333-171055-01), as amended or supplemented to the date hereof.

Item 9. Exhibits

Exhibit No.	Description
99	Monthly Report for the Due Period ending July 28, 2014 and the related Payment Dates for the Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CITIBANK, N.A., as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and as Depositor and Servicer of Citibank Credit Card Master Trust I
Date: August 15, 2014	By: /s/ Douglas C. Morrison Douglas C. Morrison Vice President